Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2024
Land use rights, net
Schedule of land use rights, net
Land use rights, net consist of the following:

	As of December 31,
	2023	2024
	(RMB in millions)
Land use rights	42,219	40,650
Less: accumulated amortization and impairment	(2,656)	(3,817)

Net carrying amount	39,563	36,833

Schedule of amortization expenses related to the land use rights for future periods
As of December 31, 2024, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2025	2026	2027	2028	2029	2030 and thereafter
	(RMB in millions)
Amortization expenses	901	901	901	901	901	32,328